Accounts receivable - Age Analysis of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	$ 211	$ 158
Accounts receivable – unbilled	175	125
Other receivables	28	13
Accounts receivable - current	414	296
Less than 30 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	162	121
30-60 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	39	28
61-90 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	3	7
More than 90 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	$ 7	$ 2